Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Warrants [member]	Accumulated other comprehensive income [member]	Deficit [Member]	Total
Balance – October 01, 2024 at Sep. 30, 2023	$ 115,041	$ 9,249	$ 4,725	$ 5,890	$ (127,759)	$ 7,146
IfrsStatementLineItems [Line Items]
Stock-based compensation		2,155				2,155
Issuance of shares	169					169
Exercise of options	1,198	(500)				698
Other comprehensive income for the year				(98)		(98)
Net income for the year					(1,485)	(1,485)
Balance – September 30, 2025 at Sep. 30, 2024	116,408	10,904	4,725	5,792	(129,244)	8,585
IfrsStatementLineItems [Line Items]
Stock-based compensation		1,756				1,756
Issuance of shares	11,582					11,582
Exercise of options	2,699	(1,152)				1,547
Exercise of warrants	4,177					4,177
Other comprehensive income for the year				117		117
Net income for the year					3,363	3,363
Balance – September 30, 2025 at Sep. 30, 2025	$ 134,866	$ 11,508	$ 4,725	$ 5,909	$ (125,881)	$ 31,127